Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Measurement

20. FAIR VALUE MEASUREMENT

The following section describes the valuation methodologies the Company uses to measure assets and liabilities at fair value.

The Company uses quoted prices in active markets for identical assets to determine fair value where applicable. This pricing methodology applies to Level 1 investments such as bond funds. The fair value of the principal protected notes was determined by its present value utilizing rate of return as the market observable input and therefore, these are classified as Level 2 instruments as of December 31, 2016. This is because there generally are no quoted prices in active markets for identical principal protected notes at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical or similar instruments, quoted prices for similar instruments in active markets, or other inputs that are observable.

For the years ended December 31, 2015 and 2016, none of the Company’s assets measured on a recurring basis was determined by using significant unobservable inputs.

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2015 and 2016:

December 31, 2015

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	681	—	—	681

December 31, 2016

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	695	2,607	—	3,302

The carrying amount of the held-to-maturity investments purchased in July 2015 that matured in July 2016 approximates their fair value due to the short-term maturity of the investments.